Long Term Payable (Details)			12 Months Ended
	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Down Payment	$ 28,063	¥ 200,000
Loan repayment period	3 years	3 years
Loan repayment	$ 3,466	¥ 24,698
Current portion				$ 27,344
Noncurrent portion			301,678	$ 249,107
Financial expenses			5,706
Remaining unamortized portion			4,336
Unamortized portion current			1,110
Unamortized portion non current			3,226
Loans Payable [Member]
Debt Instrument [Line Items]
Long-term payable			66,365
Current portion			40,477
Noncurrent portion			$ 25,888
Mercedes Benz Auto Finance Co Ltd [Member]
Debt Instrument [Line Items]
Auto finance	112,252	800,000
Car [Member]
Debt Instrument [Line Items]
Purchase a car	$ 140,315	¥ 1,000,000